UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7529

Asian Small Companies Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31, 2006

Date of reporting period:	August 31

Item 1. Reports to Stockholders

Asian Small Companies Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS

Common Stocks — 94.3%
Security	Shares	Value
China — 7.0%
Containers & Packaging — 1.4%
Vision Grande Group Holdings Ltd.	8,588,000	$6,674,450
		$6,674,450
Hotels, Restaurants & Leisure — 1.3%
Ctrip.Com International Ltd.	125,104	$6,459,120
		$6,459,120
Personal Products — 1.8%
Beauty China Holdings Ltd.	17,813,000	$8,933,153
		$8,933,153
Textiles, Apparel & Luxury Goods — 2.5%
Ports Design Ltd.	7,879,000	$12,185,734
		$12,185,734
Total China (identified cost $24,165,345)		$34,252,457
Hong Kong — 8.1%
Hotels, Restaurants & Leisure — 1.5%
Fairwood Holdings Ltd.	7,674,000	$7,314,460
		$7,314,460
Media — 1.1%
Pico Far East Holdings Ltd.	25,906,000	$5,492,775
		$5,492,775
Textiles, Apparel & Luxury Goods — 5.5%
EganaGoldpfeil Holdings Ltd.	27,444,000	$12,524,754
Peace Mark Holdings Ltd.	23,814,000	14,536,748
		$27,061,502
Total Hong Kong (identified cost $27,134,044)		$39,868,737

India — 4.7%
Security	Shares	Value
Chemicals — 1.7%
United Phosphorus Ltd.(1)	1,612,139	$8,128,664
		$8,128,664
Diversified Financial Services — 0.9%
Financial Technologies (India) Ltd.	161,707	$4,240,030
		$4,240,030
Electrical Equipment — 0.7%
ABB Ltd.	61,000	$3,657,346
		$3,657,346
Industrial Conglomerates — 1.4%
Siemens India Ltd.	302,500	$6,805,544
		$6,805,544
Total India (identified cost $14,566,513)		$22,831,584
Malaysia — 8.3%
Construction Materials — 2.0%
Lafarge Malayan Cement Berhad	44,183,100	$9,662,427
		$9,662,427
Electronic Equipment & Instruments — 2.2%
Uchi Technologies BHD	12,620,300	$10,966,502
		$10,966,502
Health Care Providers & Services — 2.7%
Pantai Holdings BHD	18,910,300	$13,408,281
		$13,408,281
Wireless Telecommunication Services — 1.4%
Digi.Com Berhad	2,059,500	$6,602,037
		$6,602,037
Total Malaysia (identified cost $31,284,277)		$40,639,247

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Philippines — 1.1%
Security	Shares	Value
Food Products — 1.1%
Universal Robina Corp.	14,789,200	$5,230,378
		$5,230,378
Total Philippines (identified cost $5,062,401)		$5,230,378
Republic of Korea — 14.1%
Chemicals — 1.2%
Youlchon Chemical Co. Ltd.	638,790	$5,892,946
		$5,892,946
Commercial Services & Supplies — 2.2%
Fursys, Inc.	363,850	$10,936,313
		$10,936,313
Construction & Engineering — 1.4%
Hyundai Engineering & Construction Co.(1)	128,060	$6,734,773
		$6,734,773
Food Products — 1.4%
Binggrae Co. Ltd.	170,050	$6,553,617
		$6,553,617
Health Care Equipment & Supplies — 1.3%
Standard Diagnostics, Inc.	556,953	$6,502,120
		$6,502,120
Hotels, Restaurants & Leisure — 2.0%
Hana Tour Service, Inc.	155,205	$9,908,639
		$9,908,639
Leisure Equipment & Products — 1.1%
Samick Musical Instruments Co. Ltd.	4,028,920	$5,197,571
		$5,197,571
Pharmaceuticals — 2.2%
Hanmi Pharm Co. Ltd.	91,138	$10,687,407
		$10,687,407

Security	Shares	Value
Software — 1.3%
Duzon Digital Ware Co. Ltd.	348,901	$6,498,860
		$6,498,860
Total Republic of Korea (identified cost $57,822,834)		$68,912,246
Singapore — 22.1%
Air Freight & Logistics — 2.0%
Goodpack Ltd.(1)	8,905,000	$9,960,049
		$9,960,049
Communications Equipment — 2.3%
Datacraft Asia Ltd.(1)	10,828,000	$11,477,680
		$11,477,680
Diversified Consumer Services — 3.8%
Raffles Education Corp. Ltd.	11,093,000	$18,460,611
		$18,460,611
Energy Equipment & Services — 4.1%
Ezra Holdings Ltd.	11,225,760	$20,030,030
		$20,030,030
Health Care Equipment & Supplies — 2.3%
LMA International NV(1)	23,474,000	$11,332,810
		$11,332,810
IT Services — 2.8%
CSE Global Ltd.	18,321,000	$13,617,515
		$13,617,515
Real Estate Management & Development — 3.1%
Ascott Group Ltd.	15,644,000	$10,343,414
Keppel Land Ltd.	1,729,000	4,870,992
		$15,214,406
Road & Rail — 1.3%
SMRT Corp. Ltd.	9,002,000	$6,124,239
		$6,124,239

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Security	Shares	Value
Specialty Retail — 0.4%
Pertama Holdings Ltd.	7,217,000	$1,816,457
		$1,816,457
Total Singapore (identified cost $75,713,777)		$108,033,797
Taiwan — 14.8%
Commercial Services & Supplies — 1.9%
Taiwan-Sogo Shinkong Security Corp.	10,842,600	$9,397,659
		$9,397,659
Distributors — 1.7%
Test-Rite International Co.	14,101,603	$8,138,835
		$8,138,835
Electronic Equipment & Instruments — 2.8%
Av Tech Corp.	2,088,430	$9,092,458
Chroma Ate, Inc.	4,597,055	4,739,364
		$13,831,822
Hotels, Restaurants & Leisure — 2.4%
Formosa International Hotels Corp.	4,145,000	$11,446,813
		$11,446,813
Industrial Conglomerates — 1.3%
Chung-Hsin Electric & Machinery MFG. Corp.	10,793,000	$6,293,725
		$6,293,725
Leisure Equipment & Products — 3.1%
Johnson Health Tech Co. Ltd.	2,838,325	$15,247,161
		$15,247,161
Machinery — 1.6%
Awea Mechantronic Co. Ltd.	4,602,840	$7,829,861
		$7,829,861
Total Taiwan (identified cost $55,591,325)		$72,185,876

Thailand — 14.1%
Security	Shares	Value
Health Care Providers & Services — 1.5%
Bumrungrad Hospital Public Co. Ltd.	7,818,400	$7,539,691
		$7,539,691
Hotels, Restaurants & Leisure — 2.1%
Minor International PLC	41,762,890	$10,332,399
		$10,332,399
Media — 3.7%
Major Cineplex Public Co. Ltd.	25,588,900	$10,687,569
Mass Communication Organization of Thailand Public Co. Ltd.	215,200	220,410
Workpoint Entertainment Public Co. Ltd.(1)	11,330,600	6,932,796
		$17,840,775
Real Estate Management & Development — 4.2%
Central Pattana PCL	19,567,000	$10,150,479
LPN Development PLC(1)	55,762,600	6,586,484
Siam Future Development Public Co. Ltd.(1)	21,011,040	3,996,513
		$20,733,476
Specialty Retail — 0.4%
It City Public Co. Ltd.(1)	8,651,400	$1,956,289
		$1,956,289
Wireless Telecommunication Services — 2.2%
Total Access Communication PCL(1)	2,679,600	$10,718,400
		$10,718,400
Total Thailand (identified cost $52,465,851)		$69,121,030
Total Common Stocks (identified cost $343,806,367)		$461,075,352

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Warrants — 0.1%
Security	Shares	Value
Thailand — 0.1%
Minor International Public Co. Ltd., Exp. 3/29/08(1)	3,690,779	$471,289
		$471,289
Total Thailand (identified cost $2,369,961)		$471,289
Total Warrants (identified cost $2,369,961)		$471,289
Total Investments — 94.4% (identified cost $346,176,328)		$461,546,641
Other Assets, Less Liabilities — 5.6%		$27,435,387
Net Assets — 100.0%		$488,982,028

(1)  Non-income producing security.

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2006

PORTFOLIO OF INVESTMENTS CONT'D

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
Singapore	23.4%	$108,033,797
Taiwan	15.7%	72,185,876
Thailand	15.1%	69,592,319
Republic of Korea	14.9%	68,912,246
Malaysia	8.8%	40,639,247
Hong Kong	8.6%	39,868,737
China	7.4%	34,252,457
India	5.0%	22,831,584
Philipines	1.1%	5,230,378
	100.0%	$461,546,641

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2006

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of August 31, 2006

Assets
Investments, at value (identified cost, $346,176,328)	$461,546,641
Cash	18,740,964
Foreign currency, at value (identified cost, $10,952,439)	10,936,613
Interest and dividends receivable	2,138,195
Tax Reclaim receivable	66,400
Total assets	$493,428,813
Liabilities
Accrued foreign capital gains taxes	$2,369,961
Payable for investments purchased	1,509,880
Payable to affiliate for investment advisory fees	295,103
Payable to affiliate for administration fee	100,254
Accrued expenses	171,587
Total liabilities	$4,446,785
Net Assets applicable to investors' interest in Portfolio	$488,982,028
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$373,633,167
Net unrealized appreciation (computed on the basis of identified cost)	115,348,861
Total	$488,982,028

Statement of Operations

For the Year Ended
August 31, 2006

Investment Income
Dividends (net of foreign taxes, $936,568)	$11,034,450
Interest	307,027
Total investment income	$11,341,477
Expenses
Investment adviser fee	$2,640,684
Administration fee	881,189
Trustees' fees and expenses	20,590
Custodian fee	637,787
Legal and accounting services	47,270
Miscellaneous	16,334
Total expenses	$4,243,854
Deduct — Reduction of custodian fee	$2
Total expense reductions	$2
Net expenses	$4,243,852
Net investment income	$7,097,625
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis) (net of foreign capital gains taxes, $385,385)	$14,087,328
Foreign currency transactions	(1,188,395)
Net realized gain	$12,898,933
Change in unrealized appreciation (depreciation) — Investments (identified cost basis) (net of accrued foreign capital gains taxes, $2,369,961)	$76,942,801
Foreign currency	54,791
Net change in unrealized appreciation (depreciation)	$76,997,592
Net realized and unrealized gain	$89,896,525
Net increase in net assets from operations	$96,994,150

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended August 31, 2006	Year Ended August 31, 2005
From operations — Net investment income	$7,097,625	$2,341,713
Net realized gain (loss) from investment transactions and foreign currency transactions	12,898,933	(6,191,065)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	76,997,592	42,994,821
Net increase in net assets from operations	$96,994,150	$39,145,469
Capital transactions — Contributions	$308,905,334	$51,983,169
Withdrawals	(88,527,355)	(33,344,069)
Net increase in net assets from capital transactions	$220,377,979	$18,639,100
Net increase in net assets	$317,372,129	$57,784,569
Net Assets
At beginning of year	$171,609,899	$113,825,330
At end of year	$488,982,028	$171,609,899

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Year Ended August 31,
	2006	2005	2004	2003	2002
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	1.20%	1.27%	1.35%	1.52%	1.50%
Net expenses after custodian fee reduction	1.20%	1.27%	1.35%	1.52%	1.47%
Net investment income (loss)	2.01%	1.76%	0.99%	1.52%	(0.24)%
Portfolio Turnover	33%	96%	120%	112%	83%
Total Return	41.33%	35.07%	15.00%	32.17%	21.32%
Net assets, end of year (000's omitted)	$488,982	$171,610	$113,825	$68,837	$56,247

†  The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee. Had such actions not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
Expenses	—	1.31%	—	—	—
Expenses after custodian fee reduction	—	1.31%	—	—	—
Net investment income	—	1.72%	—	—	—

See notes to financial statements

Asian Small Companies Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS

1  Significant Accounting Policies

Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2006, the Eaton Vance Asian Small Companies Fund held an approximate 47.7% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System generally are valued at the official NASDAQ closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Futures positions on securities and currencies generally are valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. If short-term debt securities were acquired with a remaining maturity of more than 60 days, their amortized cost value will be based on their value on the sixty-first day prior to maturity. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments held by the Portfolio for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

B  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

C  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances, if any, used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

D  Income Taxes — The Portfolio has elected to be treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to capital gains taxes in certain countries in which it invests. At August 31, 2006, the Portfolio had an accrual for capital gains taxes of $2,369,961, of which $2,369,961 is included in the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Capital gains taxes paid and accrued for are included in net realized gain (loss) on investments in the Statement of Operations and were $385,385 for the year ended August 31, 2006.

Asian Small Companies Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

E  Financial Futures Contracts — Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

H  Other — Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

I  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

J  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by LGM (the Adviser), an affiliate of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2006, the adviser fee amounted to $2,640,684. The Adviser has agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of Portfolio transactions that is consideration for third-party research services. For the year ended August 31, 2006, the Adviser did not waive a portion of its advisory fee. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2006, the administrative fee amounted to $881,189. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and

Asian Small Companies Portfolio as of August 31, 2006

NOTES TO FINANCIAL STATEMENTS CONT'D

Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

Trustees of the Portfolio who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2006, no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

Purchases and sales of investments, other than short-term obligations, aggregated $315,959,593 and $111,105,602 respectively, for the year ended August 31, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2006, as determined on a federal income tax basis, are as follows:

Aggregate cost	$346,198,655
Gross unrealized appreciation	$127,154,039
Gross unrealized depreciation	(11,806,053)
Net unrealized appreciation	$115,347,986

The net unrealized depreciation on currency was $21,452.

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2006.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

7  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2006, there were no outstanding obligations under these financial instruments.

8  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Portfolio is currently evaluating the impact of applying the various provisions of FIN 48.

Asian Small Companies Portfolio as of August 31, 2006

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Investors
of Asian Small Companies Portfolio:

We have audited the accompanying statement of assets and liabilities of Asian Small Companies Portfolio (the "Portfolio"), including the portfolio of investments as of August 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Asian Small Companies Portfolio as of August 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 17, 2006

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Asian Small Companies Portfolio (the "Portfolio"), the portfolio in which the Eaton Vance Asian Small Companies Fund (the "Fund") invests, with Lloyd George Investment Management (Bermuda) Limited (the "Adviser"), as well as the administration agreement of the Portfolio with Eaton Vance Management (the "Administrator"), and the management contract of the Fund with the Administrator, including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreements. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio, the administration agreement for the Portfolio and the management contract for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the administration agreement of the Portfolio and the management contract of the Fund, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and to the Fund and Portfolio by the Administrator.

The Board considered the Adviser's and Administrator's management capabilities and the Adviser's investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets, including Asia. The Board noted the Adviser's experience in managing equity funds that invest in Asian securities. The Board noted that the Adviser maintains offices in London, Hong Kong, Singapore and Mumbai, providing its investment team with first hand knowledge of country and market factors affecting securities in which the Portfolio invests. The Board evaluated the level of skill and expertise required to manage the Portfolio and concluded that the human resources available at the Adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

The Board reviewed the compliance programs of the Adviser, the Administrator and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Administrator and its affiliates to requests from the Securities and Exchange Commission and the National Association of Securities Dealers.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Administrator, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement, the administration agreement and the management contract, respectively.

Eaton Vance Asian Small Companies Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three- and five-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual management fee rates, including administrative fee rates, payable by the Portfolio and the Fund (referred to collectively as "management fees"). As part of its review, the Board considered the management fees (including administrative fees) and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser and the Administrator had undertaken to waive fees and/or pay expenses of the Fund permanently in an agreed-upon amount.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Administrator, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and the Administrator in providing investment advisory and administrative services to the Fund and the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and the Administrator are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser, on the one hand, and the Portfolio and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's and Administrator's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Administrator, on the one hand, and the Fund on the other hand. The Board also concluded that the structure of the management fees, which include breakpoints at several asset levels, can be expected to cause such benefits to continue to be shared equitably.

Eaton Vance Asian Small Companies Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Growth Trust (the Trust) and Asian Small Companies Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen, Kerr, Lloyd George and Ms. Kooi is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee(s)

James B. Hawkes 11/9/41	Trustee of the Trust; Trustee and Vice President of the Portfolio	Trustee of the Trust since 1989; Trustee and Vice President of the Portfolio since 1996	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; Vice President and Director of EVD. Trustee and/or officer of 167 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC and EV, which are affiliates of the Trust.	167	Director of EVC

Hon. Robert Lloyd George(2) 8/13/52	Trustee and President of the Portfolio	Since 1996	Chief Executive Officer of LGM and Lloyd George; Chairman of LGM. Mr. Lloyd George is an interested person because of his positions with LGM and Lloyd George, which are affiliates of the Portfolio.	4	None

Noninterested Trustee(s)

Edward K.Y. Chen(2) 1/14/45	Trustee of the Portfolio	Since 1996	President of Lingnan University in Hong Kong.	5	Director of First Pacific Company, Asia Satellite Telecommunication Holdings Ltd. and Wharf Holdings Limited (property management and communications)

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	167	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee of the Trust since 1989; of the Portfolio since 1996 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company) (since 2000).	167	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (a holding company owning institutional investment management firms) (1982-2001).	167	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	167	None

Eaton Vance Asian Small Companies Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Trustee of the Trust since 1989; of the Portfolio since 1996	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	167	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	167	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	167	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust and the Portfolio	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Thomas E. Faust Jr. 5/31/58	President of the Trust	Since 2002(3)	President of EVC, EVM, BMR, and EV and Director of EVC. Chief Investment Officer EVC, EVM and BMR. Officer of 68 registered investment companies and 5 private investment companies managed by EVM or BMR.

Gregory L. Coleman 10/28/49	Vice President of the Trust	Since 2001	Partner of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William Walter Raleigh Kerr(2) 8/17/50	Vice President and Assistant Treasurer of the Portfolio	Since 1996	Director, Finance Director and Chief Operating Officer of Lloyd George. Director of LGM. Officer of 4 registered investment companies managed by EVM or BMR.

Cho Yu Kooi(2) 10/19/71	Vice President of the Portfolio	Since 2004	Senior Fund Manager of Lloyd George. Previously, Director for DBS Asset Management (1995-2001). Officer of 1 registered investment company managed by EVM or BMR.

James A. Womack 11/20/68	Vice President of the Trust	Since 2001	Vice President of Atlanta Capital. Officer of 8 registered investment companies managed by EVM or BMR.

William J. Austin, Jr. 12/27/51	Treasurer of the Portfolio	Since 2002(3)	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer of the Trust	Since 2005(3)	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 167 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/1/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 167 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  The business address for Mr. Lloyd George, Mr. Kerr and Ms. Kooi is 3803 One Exchange Square, Central, Hong Kong. The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.

(3)  Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1996. Prior to 2005, Ms. Campbell served as Assistant Treasurer of the Trust since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

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Sponsor and Manager of Eaton Vance Asian Small Companies Fund
and Administrator of Asian Small Companies Portfolio

Eaton Vance Management
The Eaton Vance Building
255 State Street
Boston, MA 02109

Investment Adviser of Asian Small Companies Portfolio
Lloyd George Investment Management (Bermuda) Limited

3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Asian Small Companies Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

405-10/06  ASSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the fiscal years ended August 31, 2005 and August 31, 2006 by the registrant’s principal accountant for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Fiscal Years Ended	8/31/2005	8/31/2006

Audit Fees	$28,860	$34,010

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$5,670	$7,085

All Other Fees(3)	$0	$0

Total	$34,530	$41,095

(1)             Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)             Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)             All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

During the Funds fiscal year ended August 31, 2006, $35,000 was billed by “D&T”, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control; structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by the registrant’s principal accountant for the registrant’s fiscal years ended August 31, 2005 and August 31, 2006; and (ii) the aggregate non-audit fees (i.e., fees for audit related, tax, and other services) billed to the Eaton Vance organization by the registrant’s principal accountant for the same time periods. For the last two fiscal years of the registrant, no non-audit fees were billed by the registrant’s principal accountant for services rendered to Lloyd George Investment Management (Bermuda) Limited, the registrant’s investment adviser.

Fiscal Years Ended	8/31/2005	8/31/2006

Registrant	$5,670	$7,085

Eaton Vance(1)	$223,443	42,100

(1) Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	October 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	October 17, 2006

By:	/s/Hon. Robert Lloyd George
Hon. Robert Lloyd George
President

Date:	October 17, 2006